STATEMENTS OF CONSOLIDATED OPERATIONS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues and other income
Revenues	€ 0	€ 10	€ 50
Other income	4,776	2,637	2,462
Total revenues and other income	4,776	2,647	2,512
Research and development expenses	(32,636)	(30,378)	(24,330)
Selling, general and administrative expenses	(17,857)	(19,434)	(14,611)
Other operating income and expenses	(985)	(5,414)	0
Total operating expenses	(51,478)	(55,226)	(38,941)
Operating income (loss)	(46,702)	(52,579)	(36,428)
Financial income	3,533	6,360	201
Financial expenses	(13,863)	(780)	2,646
Net financial income (loss)	(10,329)	5,580	2,847
Income tax	(10)	(5)	(9)
Net loss for the period	€ (57,041)	€ (47,003)	€ (33,590)
Basic loss per share (in euro per share)	€ (1.64)	€ (1.35)	€ (1.38)
Diluted loss per share (in euro per share)	€ (1.64)	€ (1.35)	€ (1.38)